CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (2,511,947)	$ (11,963,372)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of assets	0	132,000
Amortization of intangible assets	3,229	0
Penalties on notes payable	0	1,027,778
Conversion fees on notes payable	0	75,000
Equity investment incentives	0	7,644,077
Gain on settlement of operating leases	(869,690)	0
Loss on commitment shares	0	119,370
Loss on conversion of accrued salary	0	25,000
Gain on settlement of notes payable	(515,964)	(164,837)
(Gain) loss on revaluation of derivative liabilities	4,585,124	85,773
(Gain) loss on settlement of accounts payable	(2,289,283)	24,895
Loss on legal settlement	0	18,759
Share-based compensation	702,016	904,540
Other income	0	(40,622)
Changes in assets and liabilities:
Accounts receivable	(29,700)	0
Prepaid expenses and other current assets	(4,968)	51,632
Accounts payable and accrued liabilities	195,578	1,491,390
Operating lease liability, net	0	(38,948)
Other current liabilities	0	25,000
Net cash provided by operating activities – continuing operations	(514,409)	(61,119)
Net cash used in operating activities – discontinued operations	0	(698,611)
Net cash used in operating activities	(514,409)	(759,730)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of business	(5,000)	0
Net cash used in investing activities	(5,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Series F Preferred Stock, net of fees	0	738,500
Principal payments on SBA Loan	(28,027)	(11,555)
Proceeds from notes payable, net of discounts	548,000	0
Net cash provided by financing activities	519,973	726,945
Net change in cash and cash equivalents	564	(32,785)
Cash and cash equivalents at beginning of period	2,838	35,623
Cash and cash equivalents at end of period	3,402	2,838
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	4,128	0
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	1,033,729	1,719,781
Convertible Notes Payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	62,328	79,503
Stock Subscribed
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for common stock subscribed	0	36,575
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of notes payable	(485,212)
Amortization of discount on notes payable	0	32,011
Changes in assets and liabilities:
Accrued interest	187,215	471,564
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	893,828	1,600,241
Related Party
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on notes payable	0	19,587
Changes in assets and liabilities:
Accrued interest	33,981	(1,716)
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	139,901	119,540
Series F Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	941,713
Shares issued for Series X dividends	899,607
Series F Preferred Stock [Member] | Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	0	146,214
Series F Preferred Stock [Member] | Series C Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion to Series F Preferred Stock	0	1,198,472
Series F Preferred Stock [Member] | Series D Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	0	159,906
Forgiveness of notes for purchase of subsidiary assets	0	2,454,774
(Decrease) Increase in capital expenditures included in accounts payable	987,575	0
Royalty payable issued for purchase of business	150,000	0
Release of true-up obligation on commitment shares	152,945	0
Establishment of derivative liability of conversion feature upon default	100,551	0
Conversion to Series F Preferred Stock	0	1,611,006
Series F Preferred Stock [Member] | Series D Preferred Stock | Stock Issued For Dividends Payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion to Series F Preferred Stock	101,165	0
Series F Preferred Stock [Member] | Series D Preferred Stock | Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	363,608	83,456
Series F Preferred Stock [Member] | Series D Preferred Stock | Convertible Notes Payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	0	9,523,178
Series F Preferred Stock [Member] | Series D Preferred Stock | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	0	5,448
Series F Preferred Stock [Member] | Related Party | Series D Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	0	2,137,055
Series F Preferred Stock [Member] | Related Party | Series D Preferred Stock | Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	969,469	0
Series A Preferred Stock | Series D Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Series A accrued dividends reclassified to APIC from prior transactions	0	10,967
Conversion to Series F Preferred Stock	12,774,079	0
Series A Preferred Stock | Series D Preferred Stock | Convertible Notes Payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to stock	580,132	0
Series X Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend		60,564
Series X Preferred Stock | Series D Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for Series X dividends	104,454	60,564
Conversion to Series F Preferred Stock	$ 117	$ 0